Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2025	December 31, 2024

Denominated in R$ (a)	4,772,659	5,157,035
Denominated in US$ (a)	49,044	70,619
	4,821,703	5,227,654

(a)As of December 31, 2025, the amount of R$ 4,821,703 relates to continuing operations. As disclosed in Note 1.1.2, Cash and cash equivalents from discontinued operations amount to R$ 230,643, resulting in a total of R$ 5,052,346, as presented in the Consolidated statement of cash flows.